Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Supplement [Text Block]	bf13_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Global Opportunities Portfolio

(the “Fund”)

Supplement dated March 28, 2017 to the Summary Prospectus, the

Prospectuses and the Statement of Additional Information of the Fund, each dated January 27, 2017

On March 23, 2017, the Board of Trustees (the “Board”) of BlackRock FundsSM approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Advantage International Fund” and certain changes to the Fund’s investment strategies and investment process. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark index against which the Fund compares its performance. These changes are expected to become effective on or about June 12, 2017.

In addition, effective on or about June 12, 2017, the Board approved a reduction in the existing contractual expense caps for the Fund’s Investor A, Investor C, Institutional, Class R and Service Shares. To achieve these expense caps, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment adviser, has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor C, Institutional, Class R and Service Shares. BlackRock may recoup some of the waivers and reimbursements to the Fund in the following two fiscal years.

Accordingly, effective on or about June 12, 2017, the following changes are made to the Fund’s Summary Prospectus and Prospectuses, as applicable:

Change in the Fund’s Name

BlackRock Global Opportunities Portfolio is renamed BlackRock Advantage International Fund.

Change in the Fund’s Benchmark Index

Effective on or about June 12, 2017, the Fund is replacing the MSCI All Country World Index as a performance benchmark against which the Fund measures its performance with the MSCI EAFE Index.

Change in the Fund’s Contractual Expense Caps

The section of the Investor, Institutional and Class R Shares Summary Prospectus and the Investor, Institutional and Class R Shares Prospectus entitled “Key Facts About BlackRock Global Opportunities Portfolio — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock Global Opportunities Portfolio — Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 59 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-70 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	[1]	1.00%	[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Management Fee[3]	0.90%		0.90%		0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		None	0.50%
Other Expenses	0.34%		0.37%		0.31%	0.43%
Total Annual Fund Operating Expenses	1.49%		2.27%		1.21%	1.83%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.60)%		(0.63)%		(0.57)%	(0.69)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,4]	0.89%		1.64%		0.64%	1.14%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 75, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[4]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 75, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.89% (for Investor A Shares), 1.64% (for Investor C Shares), 0.64% (for Institutional Shares) and 1.14% (for Class R Shares) through January 31, 2019. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$611	$915	$1,242	$2,162
Investor C Shares	$267	$649	$1,158	$2,556
Institutional Shares	$65	$328	$610	$1,415
Class R Shares	$116	$508	$926	$2,091

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$167	$649	$1,158	$2,556

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

The section of the Service Shares Prospectus entitled “Fund Overview — Key Facts About BlackRock Global Opportunities Portfolio — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of BlackRock Advantage International Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee[1]	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[2]	0.34%
Total Annual Fund Operating Expenses	1.49%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.60)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,3]	0.89%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 36, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.

[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 36, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.89% of average daily net assets through January 31, 2019. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$91	$412	$756	$1,728

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Changes in the Fund’s Investment Strategy and Investment Process

The section of the Summary Prospectus and Prospectuses entitled “Key Facts about BlackRock Global Opportunities Portfolio — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About BlackRock Global Opportunities Portfolio — Principal Investment Strategies of the Fund” or “Details About the Funds — How Each Fund Invests — Global Opportunities — Principal Investment Strategies,” as applicable, is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE® Index (the “MSCI EAFE Index”) and derivatives that are tied economically to securities of the MSCI EAFE Index. The MSCI EAFE Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Fund may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the MSCI EAFE Index. The use of options, futures, swaps, forward contracts and contracts for difference can be effective in protecting or enhancing the value of the Fund’s assets.

The section of the Summary Prospectus and the Prospectuses entitled "Key Facts About BlackRock Global Opportunities Portfolio — Principal Risks of Investing in the Fund" or "Fund Overview — Key Facts About BlackRock Global Opportunities Portfolio — Principal Risks of Investing in the Fund," as applicable, is revised as follows:

The paragraphs entitled "Debt Securities Risk" are deleted in their entirety.

The paragraph entitled "Emerging Markets Risk" is deleted in its entirety.

The last paragraph in the paragraphs entitled "Foreign Securities Risk" is deleted in its entirety.

The paragraph entitled "Investment Style Risk" is deleted in its entirety.

The paragraph entitled "Small Cap Securities Risk" is deleted in its entirety.

The section of the Summary Prospectus and the Prospectuses entitled “Key Facts About BlackRock Global Opportunities Portfolio — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock Global Opportunities Portfolio — Principal Risks of Investing in the Fund,” as applicable, is amended to add the following:

•	Commodities Related Investments Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

•	High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

•	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Investor A, C, Institutional and Class R | BLACKROCK GLOBAL OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf13_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Global Opportunities Portfolio

(the “Fund”)

Supplement dated March 28, 2017 to the Summary Prospectus, the

Prospectuses and the Statement of Additional Information of the Fund, each dated January 27, 2017

On March 23, 2017, the Board of Trustees (the “Board”) of BlackRock FundsSM approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Advantage International Fund” and certain changes to the Fund’s investment strategies and investment process. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark index against which the Fund compares its performance. These changes are expected to become effective on or about June 12, 2017.

In addition, effective on or about June 12, 2017, the Board approved a reduction in the existing contractual expense caps for the Fund’s Investor A, Investor C, Institutional, Class R and Service Shares. To achieve these expense caps, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment adviser, has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor C, Institutional, Class R and Service Shares. BlackRock may recoup some of the waivers and reimbursements to the Fund in the following two fiscal years.

Accordingly, effective on or about June 12, 2017, the following changes are made to the Fund’s Summary Prospectus and Prospectuses, as applicable:

Change in the Fund’s Name

BlackRock Global Opportunities Portfolio is renamed BlackRock Advantage International Fund.

Change in the Fund’s Benchmark Index

Effective on or about June 12, 2017, the Fund is replacing the MSCI All Country World Index as a performance benchmark against which the Fund measures its performance with the MSCI EAFE Index.

Change in the Fund’s Contractual Expense Caps

The section of the Investor, Institutional and Class R Shares Summary Prospectus and the Investor, Institutional and Class R Shares Prospectus entitled “Key Facts About BlackRock Global Opportunities Portfolio — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock Global Opportunities Portfolio — Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 59 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-70 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	[1]	1.00%	[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Management Fee[3]	0.90%		0.90%		0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		None	0.50%
Other Expenses	0.34%		0.37%		0.31%	0.43%
Total Annual Fund Operating Expenses	1.49%		2.27%		1.21%	1.83%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.60)%		(0.63)%		(0.57)%	(0.69)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,4]	0.89%		1.64%		0.64%	1.14%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 75, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[4]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 75, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.89% (for Investor A Shares), 1.64% (for Investor C Shares), 0.64% (for Institutional Shares) and 1.14% (for Class R Shares) through January 31, 2019. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$611	$915	$1,242	$2,162
Investor C Shares	$267	$649	$1,158	$2,556
Institutional Shares	$65	$328	$610	$1,415
Class R Shares	$116	$508	$926	$2,091

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$167	$649	$1,158	$2,556

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Changes in the Fund’s Investment Strategy and Investment Process

The section of the Summary Prospectus and Prospectuses entitled “Key Facts about BlackRock Global Opportunities Portfolio — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About BlackRock Global Opportunities Portfolio — Principal Investment Strategies of the Fund” or “Details About the Funds — How Each Fund Invests — Global Opportunities — Principal Investment Strategies,” as applicable, is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE® Index (the “MSCI EAFE Index”) and derivatives that are tied economically to securities of the MSCI EAFE Index. The MSCI EAFE Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Fund may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the MSCI EAFE Index. The use of options, futures, swaps, forward contracts and contracts for difference can be effective in protecting or enhancing the value of the Fund’s assets.

The section of the Summary Prospectus and the Prospectuses entitled "Key Facts About BlackRock Global Opportunities Portfolio — Principal Risks of Investing in the Fund" or "Fund Overview — Key Facts About BlackRock Global Opportunities Portfolio — Principal Risks of Investing in the Fund," as applicable, is revised as follows:

The paragraphs entitled "Debt Securities Risk" are deleted in their entirety.

The paragraph entitled "Emerging Markets Risk" is deleted in its entirety.

The last paragraph in the paragraphs entitled "Foreign Securities Risk" is deleted in its entirety.

The paragraph entitled "Investment Style Risk" is deleted in its entirety.

The paragraph entitled "Small Cap Securities Risk" is deleted in its entirety.

The section of the Summary Prospectus and the Prospectuses entitled “Key Facts About BlackRock Global Opportunities Portfolio — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock Global Opportunities Portfolio — Principal Risks of Investing in the Fund,” as applicable, is amended to add the following:

•	Commodities Related Investments Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

•	High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

•	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Service | BLACKROCK GLOBAL OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf13_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Global Opportunities Portfolio

(the “Fund”)

Supplement dated March 28, 2017 to the Summary Prospectus, the

Prospectuses and the Statement of Additional Information of the Fund, each dated January 27, 2017

On March 23, 2017, the Board of Trustees (the “Board”) of BlackRock FundsSM approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Advantage International Fund” and certain changes to the Fund’s investment strategies and investment process. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark index against which the Fund compares its performance. These changes are expected to become effective on or about June 12, 2017.

In addition, effective on or about June 12, 2017, the Board approved a reduction in the existing contractual expense caps for the Fund’s Investor A, Investor C, Institutional, Class R and Service Shares. To achieve these expense caps, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment adviser, has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor C, Institutional, Class R and Service Shares. BlackRock may recoup some of the waivers and reimbursements to the Fund in the following two fiscal years.

Accordingly, effective on or about June 12, 2017, the following changes are made to the Fund’s Summary Prospectus and Prospectuses, as applicable:

Change in the Fund’s Name

BlackRock Global Opportunities Portfolio is renamed BlackRock Advantage International Fund.

Change in the Fund’s Benchmark Index

Effective on or about June 12, 2017, the Fund is replacing the MSCI All Country World Index as a performance benchmark against which the Fund measures its performance with the MSCI EAFE Index.

Change in the Fund’s Contractual Expense Caps

The section of the Service Shares Prospectus entitled “Fund Overview — Key Facts About BlackRock Global Opportunities Portfolio — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of BlackRock Advantage International Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee[1]	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[2]	0.34%
Total Annual Fund Operating Expenses	1.49%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.60)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,3]	0.89%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 36, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.

[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 36, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.89% of average daily net assets through January 31, 2019. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$91	$412	$756	$1,728

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Changes in the Fund’s Investment Strategy and Investment Process

The section of the Summary Prospectus and Prospectuses entitled “Key Facts about BlackRock Global Opportunities Portfolio — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About BlackRock Global Opportunities Portfolio — Principal Investment Strategies of the Fund” or “Details About the Funds — How Each Fund Invests — Global Opportunities — Principal Investment Strategies,” as applicable, is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE® Index (the “MSCI EAFE Index”) and derivatives that are tied economically to securities of the MSCI EAFE Index. The MSCI EAFE Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Fund may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the MSCI EAFE Index. The use of options, futures, swaps, forward contracts and contracts for difference can be effective in protecting or enhancing the value of the Fund’s assets.

The section of the Summary Prospectus and the Prospectuses entitled "Key Facts About BlackRock Global Opportunities Portfolio — Principal Risks of Investing in the Fund" or "Fund Overview — Key Facts About BlackRock Global Opportunities Portfolio — Principal Risks of Investing in the Fund," as applicable, is revised as follows:

The paragraphs entitled "Debt Securities Risk" are deleted in their entirety.

The paragraph entitled "Emerging Markets Risk" is deleted in its entirety.

The last paragraph in the paragraphs entitled "Foreign Securities Risk" is deleted in its entirety.

The paragraph entitled "Investment Style Risk" is deleted in its entirety.

The paragraph entitled "Small Cap Securities Risk" is deleted in its entirety.

The section of the Summary Prospectus and the Prospectuses entitled “Key Facts About BlackRock Global Opportunities Portfolio — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About BlackRock Global Opportunities Portfolio — Principal Risks of Investing in the Fund,” as applicable, is amended to add the following:

•	Commodities Related Investments Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

•	High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

•	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.